Milestone payment liability - Schedule of Milestone Payment Liability (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Business Combinations [Abstract]
Balance	$ 166	$ 163	$ 182
Change in fair value estimate	17	3	(19)
Balance	$ 183	$ 166	$ 163